Note 15 - Employee Benefit Plan (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Contribution Plan, Employer Discretionary Contribution Amount	$ 3,309,000	$ 3,120,000	$ 2,926,000